SHARE-BASED PAYMENTS - Grant date fair value of employee and non-employee share options (Details) - 2020 BEST Asia Plan - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Grant date fair value of employee and non-employee share options
Risk-free interest rate, minimum	1.78%	0.92%
Risk-free interest rate, maximum	3.88%	1.51%
Expected volatility range, minimum	45.80%	40.50%
Expected volatility range, maximum	46.60%	49.10%
Multiple of early exercise	2.5	2.5
Fair market value per ordinary share		$ 0.07
Minimum
Grant date fair value of employee and non-employee share options
Fair market value per ordinary share	$ 0.05
Maximum
Grant date fair value of employee and non-employee share options
Fair market value per ordinary share	$ 0.07